Annual Total Returns- DWS Small Cap Index VIP (Class B) [BarChart] - Class B - DWS Small Cap Index VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.58%)	15.88%	38.31%	4.47%	(4.85%)	20.71%	14.03%	(11.42%)	24.87%	19.09%